Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate Acquisitions

Current assets	$2,502
Non-current assets	2,000
Current liabilities	(1,689)
Long-term liabilities	(64)
Redeemable non-controlling interest	(1,696)
$1,053

Cash consideration, net of cash acquired of $175	$(12,340)
Acquisition date fair value of contingent consideration	(4,544)
Total purchase consideration	$(16,884)

Acquired intangible assets	$8,891
Goodwill	$6,940
Aggregate Acquisitions

Current assets	$644
Long-term assets	1,452
Current liabilities	(1,100)
Long-term liabilities	(216)
Redeemable non-controlling interest	(1,676)
$(896)

Note consideration	$(440)
Cash consideration, net of cash acquired of $797	(16,686)
Acquisition date fair value of contingent consideration	(4,499)
Total purchase consideration	$(21,625)

Acquired intangible assets	$14,377
Goodwill	$8,144
Aggregate Acquisitions

Current assets	$271
Long-term assets	142
Current liabilities	(704)
Long-term liabilities	-
$(291)

Note consideration	$(560)
Cash consideration, net of cash acquired of $485	(6,423)
Acquisition date fair value of contingent consideration	(1,446)
Total purchase consideration	$(8,429)

Acquired intangible assets	$5,427
Goodwill	$3,293

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from acquired entities for 2015	$27,728	$567
Supplemental pro forma for 2015 (unaudited)	1,278,580	38,912
Supplemental pro forma for 2014 (unaudited)	1,188,771	28,999